Finance Lease Liabilities (Tables)	6 Months Ended
Sep. 30, 2024
Finance Lease Liabilities [Abstract]
Schedule of Future Finance Lease Payments

Future finance lease payments as of September 30, 2024, are detailed as follows:

Finance leases	S$	US$
2025	235,230	183,329
2026	204,417	159,315
2027	180,129	140,386
2028	150,336	117,166
2029	92,021	71,718
Thereafter	106,394	82,919
Total future lease payment	968,527	754,833
Less: Imputed interest	(114,834)	(89,497)
Present value of finance lease liabilities	853,693	665,336
Less: Current portion	(195,777)	(152,581)
Long-term portion of finance lease liabilities	657,916	512,755

Schedule of Operating Leases and Finance Leases

The following table shows the weighted-average lease terms and discount rates for operating leases and finance leases:

2024
Weighted average remaining lease term (Years)
Finance leases	3

Weighted average discount rate (%)
Finance leases	5%

The components of the finance lease cost are as follows:

	Six months ended September 30
	2023	2024	2024
	S$	S$	US$
Finance lease cost:
Depreciation of property, plant and equipment	116,326	152,785	119,075
Interest on finance lease (Included in interest expense)	16,782	19,015	14,820
	133,108	171,800	133,895